Amounts Receivable and Prepaids (Narrative) (Details) $ in Millions	3 Months Ended
	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Receivables [Abstract]
Provision for uncertainty of collection	$ 0.3	$ 0.3	$ 0.3
Provisions on sales tax payable				$ 2.3
Sales Tax Received		1.4
Additional Paid Assessment		$ 0.2